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                                                  December 6, 1995





Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549


    RE: RULE 24F-2 NOTICE FOR KEYSTONE STRATEGIC GROWTH FUND (K-2) (THE "FUND"); (FORMERLY NAMED KEYSTONE CUSTODIAN FUND, SERIES K-2) REGISTRATION STATEMENT NO. 2-10660/811-97; CIK NO. 0000055619


Sirs and Madams:

     Pursuant to Rule 24f-2(b)(1) under the Investment Company Act of 1940 (the "Act"), you are hereby notified as follows:


     (i) The fiscal year of the Fund for which this Notice is filed is the year ended October 31, 1995.


    (ii) The number of shares of the Fund registered under the Securities Act of 1933 other than pursuant to Rule 24f-2 remaining unsold at the beginning of such fiscal year was 11,028,432.


   (iii) The number of shares of the Fund registered during such fiscal year other than pursuant to Rule 24f-2 was 8,893,837.


    (iv) The number of shares of the Fund sold during such fiscal year was 17,735,217.*


     (v) The number of shares of the Fund sold during such fiscal year in reliance upon registration pursuant to Rule 24f-2 was -0-.

     *Of the 19,922,269 shares of the Fund previously registered pursuant to Rule 24e-2, 17,735,217 shares are being used as a reduction in this filing, leaving 2,187,052 unsold.
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Securities and Exchange Commission
Page 2
December 6, 1995


* Pursuant to Rule 24f-2(c), the filing fee for this Notice was calculated as follows:

(a) Actual aggregate sales price of
    shares sold pursuant to Rule
    24f-2 during the fiscal year:                                 $-0-

(b) Reduced by the difference between:

    (1) The actual aggregate redemption
        price of shares of the Fund
        redeemed during the fiscal year:  $91,086,307

        and

    (2) The actual aggregate redemption
        price of such redeemed shares
        previously applied pursuant to
        Rule 24e-2(a) in filings made
        pursuant to Section 24(e)(1) of
        the Act:                          $ -0-

                                                                 ($91,086,307)
                                                                 -------------
(c) Net aggregate sales price:                                   ($91,086,307)

(d) Fee computed at 1/2900:                                 $ -0-



     If you have any questions or would like further information, please call me at (617) 338-3686.


                                                  Sincerely yours,

                                               /s/Melina M.T. Murphy

                                                  Melina M.T. Murphy
                                                  Assistant Secretary
Enclosure

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